UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154

(Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: : (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments
September 30, 2017 (Unaudited)

	Principal Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 149.30%
Advertising - 0.75%
Polyconcept North America Holdings Inc, Senior Secured First Lien Replacement Term Loan, 3M US L + 4.75%, 08/16/2023(b)	$1,995,000	$2,004,985

Aerospace and Defense - 3.08%
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.25%, 08/14/2023	672,301	681,129
Macdonald Dettwiler and Associates Ltd, Senior Secured First Lien Term B Loan, 3M US L + 2.75%, 07/05/2024(b)	1,951,673	1,956,308
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 3M US L + 6.25%, 05/09/2018	3,065,585	2,945,521
Standard Aero Aviation Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 07/07/2022(b)	1,232,394	1,243,566
WP CPP Holdings LLC, Senior Secured First Lien B-3 Term Loan, 3M US L + 3.50%, 12/28/2019	1,465,306	1,432,798
		8,259,322

Automotive - 4.68%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 09/01/2021	3,148,692	3,182,147
Bright Bidco BV, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 07/01/2024	1,667,959	1,684,638
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025	1,052,632	1,078,947
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/22/2021(c)	918,603	928,942
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 10/13/2020	537,825	541,915
Mitchell International Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 10/11/2021	2,895,978	2,928,557
Superior Industries International Inc, Senior Secured First Lien Closing Date Term Loan, 1M US L + 4.50%, 03/22/2024(c)	2,244,213	2,221,771
		12,566,917

Banking, Finance, Insurance and Real Estate - 10.79%
Acrisure LLC, Senior Secured First Lien Term B Loan, 3M US L + 5.00%, 11/22/2023	1,427,092	1,446,714
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 08/12/2022	1,310,609	1,317,162
Almonde Inc, Senior Secured First Lien US Term Loan, 3M US L + 3.50%, 06/13/2024	2,716,981	2,732,128
Applied Systems, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 09/13/2024(b)	367,816	372,097
ASP MCS Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	2,011,765	2,039,426
Asurion LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.00%, 11/03/2023	1,126,203	1,132,538
Asurion LLC, Senior Secured Second Lien Tranche B-2 Loan, 1M US L + 6.00%, 08/04/2025	2,424,242	2,483,588
Broadstreet Partners Inc, Senior Secured First Lien B-1 US Term Loan, 3M US L + 2.5%, 09/27/2024(b)	882,353	886,765
Broadstreet Partners Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 11/08/2023	1,452,439	1,471,510
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/10/2019	3,750,646	3,666,256
Cypress Merger Sub Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	930,233	960,465
Focus Financial Partners LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 07/03/2024	1,453,488	1,467,115
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 06/07/2023	2,119,398	2,138,770
NFP Corp, Senior Secured First Lien Term B Term Loan, 1M US L + 3.50%, 01/08/2024	1,000,692	1,009,238
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 11/27/2020	497,416	469,934
Resolute Investment Managers Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 04/30/2022(c)	1,124,837	1,138,897
Victory Capital Operating LLC, Senior Secured First Lien Term B Loan, 3M US L + 5.25%, 11/01/2021	622,205	633,483

	Principal
	Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 10/01/2021	$3,645,417	$3,592,558
		28,958,644

Beverage, Food and Tobacco - 5.87%
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 12/01/2022(c)	659,509	667,753
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 06/15/2023	1,789,661	1,757,223
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.00%, 02/15/2021	1,661,073	1,650,865
Chobani LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 10/07/2023(b)	2,846,354	2,874,818
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 07/03/2020(b)	1,459,113	1,431,150
Give & Go Prepared Foods Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 07/29/2023	2,058,824	2,092,279
NPC International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 04/19/2024	285,834	289,319
NPC International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	1,084,746	1,103,051
Refresco Group N.V., Senior Secured First Lien USD Term Loan, 3M US L + 2.75%, 09/27/2024(b)	351,563	353,320
TKC Holdings Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 02/01/2023	1,433,043	1,447,969
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 2M US L + 8.00%, 02/01/2024	417,910	423,656
Weight Watchers International Inc, Senior Secured First Lien Initial Tranche B-2 Term Loan, 3M US L + 3.25%, 04/02/2020	1,412,252	1,397,875
Winebow Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 07/01/2021	287,498	283,365
		15,772,643

Capital Equipment - 2.19%
ASP MWI Merger Sub, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/27/2024(b)	1,153,846	1,156,731
Duke Finance LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.25%, 02/21/2024	960,094	967,294
Engineered Machinery Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 3.25%, 07/25/2024	69,027	69,156
Engineered Machinery Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 07/19/2024	530,973	531,969
LTI Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.75%, 05/16/2025	1,300,000	1,304,875
Meter Readings Holding LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 5.75%, 08/29/2023(c)	1,228,794	1,253,370
Robertshaw US Holding Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 08/02/2024	603,015	609,799
		5,893,194

Chemicals, Plastics and Rubber - 2.90%
DuBois Chemicals Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 1.00%, 03/15/2024	36,181	36,316
DuBois Chemicals Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 03/15/2024	504,181	506,072
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 08/02/2021	2,969,095	2,990,739
Pinnacle Operating Corporation, Senior Secured First Lien 2017 Extended Term Loan, 3M US L + 7.25%, 11/15/2021	2,658,646	2,482,511
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.75%, 06/01/2023(c)	713,942	715,727
Venator Materials LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.00%, 08/08/2024(c)	1,041,667	1,047,526
		7,778,891

Construction and Building - 10.91%
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 3M US L + 5.25%, 09/30/2023	2,792,481	2,809,934
American Bath Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 9.75%, 09/30/2024(c)	250,000	250,625

	Principal
	Amount	Value

Construction and Building (continued)
Dayton Superior Corporation, Senior Secured First Lien Term Loan, 3M US L + 8.00%, 11/03/2021(c)	$1,356,190	$1,268,037
Dimora Brands Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 08/16/2024	1,923,077	1,937,500
Diversitech Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 06/03/2024	396,358	398,008
Forterra Finance LLC, Senior Secured First Lien Replacement Loan, 1M US L + 3.00%, 10/25/2023(b)	3,147,868	2,679,198
GYP Holdings III Corp, Senior Secured First Lien 2017 Incremental First Lien Term Loan, 3M US L + 3.00%, 04/01/2023	310,909	313,501
HNC Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 10/05/2023	1,234,197	1,246,539
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 02/28/2024(c)	2,116,071	2,116,072
IPS Structural Adhesive Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 12/20/2023(b)(c)	2,765,586	2,803,613
IPS Structural Adhesive Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 9.50%, 12/14/2024(c)	1,000,000	1,000,000
LBM Borrower LLC, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/20/2022	4,207,057	4,248,391
Morsco Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 7.00%, 10/31/2023	343,806	347,386
New Arclin US Holding Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/14/2024	1,880,105	1,897,740
Siteone Landscape Supply LLC, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 04/29/2022	1,418,647	1,428,847
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 3M US L + 3.25%, 08/25/2022	2,093,537	2,114,912
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 3M US L + 8.75%, 02/24/2023	1,142,751	1,175,605
USS Ultimate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 08/25/2024	701,754	710,235
VC GB Holdings Inc, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 02/28/2024(c)	544,757	550,886
		29,297,029

Consumer Goods Durable - 4.05%
Al Aqua Merger Sub Inc, Senior Secured First Lien Term B1 Loan, 1M US L + 3.50%, 12/13/2023	1,040,523	1,046,376
Al Aqua Merger Sub Inc, Senior Secured Incremental Term B Loan, 3M US L + 3.50%, 12/13/2023	960,000	964,200
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2020(b)	2,263,723	2,207,130
Hayward Acquisition Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 08/05/2024	491,379	495,165
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 12/13/2021	1,823,438	1,839,967
MND Holdings III Corp, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 06/19/2024(c)	207,813	210,540
Power Products LLC, Senior Secured First Lien Term B-1 Loan, 3M US L + 4.00%, 12/20/2022(c)	831,833	839,631
Recess Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 3.75%, 09/18/2024(b)	1,761,905	1,777,322
Recess Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/18/2024(b)	238,095	240,179
Zodiac Pool Solutions LLC (f/k/a Piscine US Acquisition LLC), Senior Secured Repriced First Lien Term Loan, 3M US L + 4.00%, 12/20/2023	1,227,851	1,242,818
		10,863,328

Consumer Goods Non Durable - 1.91%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 09/27/2024(b)	1,184,211	1,190,131
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 1M US L + 3.25%, 09/26/2021	800,000	711,000
Clover Merger Sub Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 09/15/2024(b)	1,503,759	1,488,406
Revlon Consumer Products Corporation, Senior Secured First Lien Initial Term B Loan, 1M US L + 3.50%, 09/07/2023(b)	1,049,979	943,453
Sally Holdings LLC, Senior Secured First Lien Term B-2 Loan, 3M US L + 4.50%, 07/05/2024	800,000	800,500
		5,133,490

Containers, Packaging and Glass - 2.53%
Berlin Packaging LLC, Senior Secured Retired First Lien Term B Loan, 3M US L + 3.25%, 10/01/2021	2,978,163	2,996,166

	Principal
	Amount	Value

Containers, Packaging and Glass (continued)
Charter Nex US Inc, Senior Secured First Lien Term B-3 Loan, 1M US L + 3.25%, 05/16/2024	$961,446	$966,013
Consolidated Container Company LLC, Senior Secured First Lien initial Term Loan, 1M US L + 3.50%, 05/22/2024	693,642	699,278
IBC Capital Limited, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 09/09/2022(c)	912,750	871,676
Pregis Holding I Corporation, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 05/20/2021	822,094	823,635
ProAmpac PG Borrower LLC, Senior Secured First Lien Initial Loan, 3M US L + 4.00%, 11/20/2023	422,468	427,155
		6,783,923

Energy, Oil and Gas - 4.33%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 08/04/2020(d)	1,399,353	1,046,583
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 1M US L + 8.00%, 06/19/2019	2,309,132	2,306,257
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 9.75%, 05/12/2021	2,000,000	2,000,630
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	2,824,708	2,398,177
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
3M US L + 0.00%, 10/01/2019(c)	8,866	6,789
3M US L + 0.00%, 10/01/2019(c)	109,547	83,880
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 3M US L + 0.00%, 10/01/2019(c)	14,516	11,115
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	374,297	317,778
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	228,623	194,101
Traverse Midstream Partners LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.00%, 09/21/2024(b)	1,372,549	1,391,421
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 1M US L + 4.00%, 05/21/2021	2,084,928	1,881,647
		11,638,378

Environmental Industries - 1.01%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.75%, 05/29/2020(c)	1,422,857	1,449,536
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 3M US L + 3.50%, 05/27/2022	1,239,692	1,258,287
		2,707,823

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 08/09/2019	209,388	190,195

Healthcare and Pharmaceuticals - 21.34%
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 1M US L + 5.00%, 04/01/2022	3,682,176	3,674,499
American Renal Holdings Inc, Senior Secured First Lien New Term Loan B, 3M US L + 3.25%, 06/14/2024	2,439,538	2,430,390
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 11/01/2019	330,909	333,101
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,661,877	1,686,805
ATI Holdings Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 05/10/2023	596,497	603,580
Avantor, Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 09/20/2024(b)	2,467,105	2,477,393
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 10/20/2023	1,424,022	1,403,551
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 10/04/2024	1,052,629	1,033,881
Certara Holdco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/15/2024(c)	135,000	136,519
CHG Healthcare Services Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 06/07/2023	1,359,065	1,373,872

	Principal
	Amount	Value

Healthcare and Pharmaceuticals (continued)
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 1M US L + 4.25%, 10/21/2021	$2,721,276	$2,115,112
Covenant Surgical Partners, Inc, Senior Secured First Lien Delayed Draw Loan, 3M US L + 4.75%, 09/27/2024(b)	173,077	172,644
Covenant Surgical Partners, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 09/27/2024(b)	576,923	575,481
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 3M US L + 4.00%, 03/21/2024	565,208	570,860
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 12/01/2021	2,210,709	2,216,236
Endo Finance Co (Endo Luxembourg Finance Co. I S.a.r.l), Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	3,800,819	3,843,578
Equian Buyer Corp (Fka Aeneas Buyer Corp), Senior Secured Delayed Draw Term Loan, 3M US L + 3.75%, 05/20/2024	440,530	447,138
Equian Buyer Corp (Fka Aeneas Buyer Corp), Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 05/20/2024	1,583,602	1,607,356
Greenway Health LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/16/2024	1,375,862	1,382,741
Horizon Pharma Inc, Senior Secured First Lien Second Amendment Refinancing Term Loan, 1M US L + 3.75%, 03/29/2024	731,618	739,391
INC Research Holdings Inc, Senior Secured First Lien Initial Term B Loan, 3M US L + 0.00%, 08/01/2024	1,437,126	1,443,816
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,238,532	1,203,698
Midwest Physician Administrative Services LLC, Senior Secured Second Lien Initial Term Loan,:
3M US L + 3.00%, 08/15/2024	575,540	576,262
3M US L + 7.00%, 08/15/2025(c)	960,000	962,400
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 3M US L + 4.50%, 04/19/2023(c)	2,128,233	2,157,496
nThrive Inc, Senior Secured First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022	3,588,012	3,603,710
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 06/07/2019	256,737	257,379
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 3M US L + 8.50%, 12/09/2019	3,837,268	3,769,310
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	1,197,181	1,198,678
Ortho Clinical Diagnostics Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 06/30/2021	550,787	553,312
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	1,720,368	1,721,443
Phoenix Merger Sub, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 09/26/2024(b)	1,440,000	1,450,346
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/21/2024	909,091	927,273
Project Ruby Ultimate Parent Corp, Senior Secured First Lien Closing Date Term Loan, 1M US L + 3.75%, 02/09/2024	515,920	519,898
Sterigenics-Nordion Holdings LLC, Senior Secured First Lien New Term B Loan, 1M US L + 3.00%, 05/16/2022	333,498	334,332
Stratose Intermediate Holdings II LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 06/22/2023	700,946	707,955
U.S. Anesthesia Partners Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 06/23/2024	1,830,275	1,822,277
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	3,934,925	3,819,828
UIC Merger Sub Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 08/30/2024	430,108	431,050
UIC Merger Sub Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 08/28/2025	392,857	399,241
Valeant Pharmaceuticals International Inc, Senior Secured First Lien Series F-1 Tranche B Term Loan, 3M US L + 4.75%, 04/01/2022	597,710	609,040
		57,292,872

High Tech Industries - 25.77%
Aerial Merger Sub Inc (Neustar), Senior Secured First Lien Term B2 Loan, 3M US L + 3.75%, 08/08/2024	952,381	961,705
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 1M US L + 10.00%, 05/25/2020	5,162,032	5,110,412
CompuCom Systems Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 05/11/2020	3,940,184	3,474,770

	Principal
	Amount	Value

High Tech Industries (continued)
Compuware Corporation, Senior Secured First Lien Tranche B-3 Term Loan, 1M US L + 4.25%, 12/15/2021	$3,181,748	$3,221,520
Compuware Corporation, Senior Secured Second Lien Term Loan, 1M US L + 8.25%, 12/15/2022	804,571	813,120
CPI Acquisition Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 08/17/2022	2,002,537	1,448,505
CPI International Inc, Senior Secued Second Lien Term Loan, 1M US L + 7.25%, 07/25/2025	313,725	315,098
CPI International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 07/26/2024	707,547	708,435
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 1M US L + 2.75%, 07/05/2021	1,605,634	1,618,182
Digicert Holdings, Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.75%, 09/20/2024(b)	3,200,000	3,236,000
Digicert Holdings, Inc, Senior Secured Second Lien Term Loan, 3M US L + 8.00%, 09/19/2025(b)	1,500,000	1,516,568
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/01/2022	2,779,392	2,788,508
Exact Merger Sub LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 09/19/2024(b)	2,222,222	2,231,944
Flexera Software LLC, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 04/02/2021(b)	1,187,500	1,188,984
Hyland Software Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 07/01/2022	504,756	510,381
Hyland Software Inc, Senior Secured Second Lien Initial Loan, 1M US L + 7.00%, 07/07/2025	368,098	376,841
Idera Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 5.00%, 06/27/2024	309,091	311,409
Idera Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.00%, 06/28/2024	1,686,682	1,699,332
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 3M US L + 3.50%, 08/05/2022	2,383,848	2,389,176
Ivanti Software Inc, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 01/22/2024	2,107,873	2,059,560
Ivanti Software Inc, Senior Secured Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	2,000,000	1,966,260
Mcafee, LLC, Senior Secured First Lien Closing Date Term Loan, 3M US L + 4.50%, 09/27/2024(b)	4,000,000	4,023,500
MH Sub I LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/15/2024	1,503,759	1,498,120
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	2,750,000	2,684,687
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 11/30/2021(c)	1,481,156	1,451,533
Project Alpha Intermediate Holding Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	3,400,945	3,329,746
Project Leopard Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 5.50%, 07/07/2023(c)	833,333	843,750
Quest Software US Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 10/31/2022	3,058,325	3,108,023
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/01/2024	328,022	330,482
Riverbed Technology Inc, Senior Secured First Lien Amendment Term Loan, 3M US L + 3.25%, 04/24/2022	1,000,000	978,960
Rocket Software Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 10/13/2023	2,071,385	2,098,054
Silverback Merger Sub Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/21/2024	760,563	763,891
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.00%, 10/30/2023	1,920,420	1,877,210
SolarWinds Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan 1M US L + 3.50%, 02/03/2023	2,227,346	2,237,091
Sybil Software LLC, Senior Secured First Lien Initial Refinancing Dollar Term Loan, 3M US L + 3.25%, 09/30/2023	1,543,615	1,552,545
Synchronoss Technologies Inc, Senior Secured Initial Term Loan, 1M US L + 4.50%, 01/19/2024	1,051,438	997,289
TIBCO Software Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.50%, 12/04/2020	916,319	920,786
Verint Systems Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 2.25%, 06/28/2024	694,316	696,631
Veritas US Inc, Senior Secured First Lien Term Loan B Facility, 3M US L + 4.50%, 01/27/2023	1,829,044	1,849,429
		69,188,437

Hotels, Gaming and Leisure - 3.59%
AP Gaming I LLC, Senior Secured First Lien Term B Loan, 1M US L + 5.50%, 02/15/2024	3,040,766	3,105,382
CWGS Group LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 11/08/2023	183,231	184,395
Cyan Blue Holdco 3 Limited, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 07/26/2024	837,900	843,397

	Principal
	Amount	Value

Hotels, Gaming and Leisure (continued)
Scientific Games International Inc, Senior Secured First Lien B-4 Term Loan, 3M US L + 3.25%, 08/14/2024	$1,680,776	$1,685,768
SMG, Senior Secured First Lien 2014 Term Loan, 3M US L + 3.50%, 02/27/2020	1,609,929	1,612,449
TravelCLICK Inc, Senior Secured Repriced First Lien Term Loan, 1M US L + 4.00%, 05/06/2021	2,184,758	2,198,413
		9,629,804

Media Broadcasting and Subscription - 0.64%
Sable International Finance Limited (Cable and Wireless), Senior Secured First Lien Term B-3 Loan, 1M US L + 3.50%, 01/31/2025	1,739,087	1,724,818

Metals and Mining - 1.84%
Canam Steel Corporation, Senior Secured First Lien Closing Date Term Loan, 3M US L + 5.50%, 06/29/2024(c)	2,493,750	2,503,102
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 09/05/2019	1,544,586	1,533,967
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 3M US L + 7.25%, 04/16/2020	985,537	906,915
		4,943,984

Retail - 2.73%
Apro LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 08/08/2024	813,559	821,186
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/19/2022	1,255,537	1,028,498
Fairway Group Acquisition Company, Senior Secured First Lien First Out Non-PIK Term Loan, 3M US L + 12.00%, 01/03/2020(c)	271,266	269,910
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Non-PIK Term Loan, 3M US L + 10.00%, 01/03/2020(c)	177,717	71,087
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Non-PIK Term Loan, 3M US L + 11.00%, 10/04/2021(c)	155,921	62,369
FullBeauty Brands Holdings Corp, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 10/14/2022(b)	839,924	628,893
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	1,255,363	939,112
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 3M US L + 3.00%, 01/26/2023	659,034	545,901
Spencer Gifts LLC, Senior Secured First Lien Term B-1 Loan, 2M US L + 4.25%, 07/16/2021	3,810,612	2,722,225
Sports Authority (The), Senior Secured First Lien Term B Loan, 3M US L + 0.00%, 11/16/2017(d)	4,954,239	247,712
		7,336,893

Services - Business - 15.69%
Advantage Sales & Marketing Inc, Senior Secured First Lien Incremental Term B-2 Loan, 3M US L + 3.25%, 07/25/2021	975,000	921,380
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.50%, 07/25/2022(b)	3,281,094	2,971,851
AqGen Ascensus Inc, Senior Secured First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	229,612	231,766
BarBri Inc (Gemini Holdings Inc), Senior Secured First Lien Term Loan, 1M US L + 3.50%, 07/17/2019(c)	2,380,589	2,380,589
BMC Software Finance Inc, Senior Secured First Lien Initial B-1 US Term Loan, 1M US L + 4.00%, 09/10/2022	2,455,784	2,472,029
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 3M US L + 3.50%, 12/20/2019	6,009,231	4,097,003
DTI Holdco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.25%, 10/02/2023	5,458,378	5,246,866
GlobalLogic Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 3M US L + 4.50%, 06/20/2022(c)	2,773,951	2,791,288
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 01/18/2024	2,468,983	2,496,759
Information Resources Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.25%, 01/20/2025	2,000,000	2,003,750
Inmar Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 3.50%, 05/01/2024	1,608,871	1,610,544
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 2M US L + 8.00%, 05/01/2025	1,183,432	1,190,089
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.875%, 12/09/2022	1,962,500	1,847,203

	Principal
	Amount	Value

Services - Business (continued)
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 3M US L + 5.75%, 02/28/2022	$2,075,472	$2,098,821
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 5.75%, 02/28/2022	1,845,960	1,867,880
SurveyMonkey Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 04/13/2024(c)	3,524,642	3,551,077
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 02/14/2020	570,932	573,518
Travel Leaders Group LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 01/25/2024	337,500	342,564
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 11/08/2021(c)	1,666,667	1,675,000
TRC Companies Inc, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 05/24/2024	1,750,000	1,764,770
		42,134,747

Services - Consumer - 6.09%
American Residential Services LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 06/30/2022	945,114	948,663
Big Jack Holdings LP, Senior Secured First Lien Term Loan B, 1M US L + 4.25%, 03/20/2024(c)	660,737	664,866
KUEHG Corp, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022	1,662,394	1,660,325
KUEHG Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.25%, 08/15/2025	3,250,000	3,250,000
Learning Care Group (US) No. 2 Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 05/05/2021(c)	1,417,593	1,433,541
NVA Holdings Inc, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.50%, 08/14/2021(b)	3,272,623	3,303,304
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 08/14/2022	1,908,876	1,925,578
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021(c)	847,792	862,628
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 04/09/2021	1,361,404	1,372,465
Spin Holdco Inc, Senior Secured First Lien Term B-1 Loan, 2M US L + 3.75%, 11/14/2022	914,634	919,893
		16,341,263

Telecommunications - 7.05%
Alorica Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/30/2022	842,907	849,229
Centurylink Inc, Senior Secured First Lien Term B Loan, 3M US L + 2.75%, 01/31/2025	3,066,286	2,976,214
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,797,743	1,818,723
Digicel International Finance Limited, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 05/27/2024	958,084	963,324
Frontier Communications Corporation, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.75%, 06/17/2024	294,000	280,036
Greeneden US Holdings II LLC, Senior Secured First Lien Tranche B-2 Dollar Term Loan, 3M US L + 3.75%, 12/01/2023	615,468	620,635
Masergy Holdings Inc, Senior Secured First Lien 2017 Replacement Term Loan, 3M US L + 3.75%, 12/15/2023(c)	615,504	620,120
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.50%, 12/16/2024	500,000	506,250
Mitel US Holdings, Inc, Senior Secured First Lien Term B Term Loan, 3M US L + 3.75%, 09/21/2023(b)	1,169,118	1,175,694
Peak 10 Holding Corporation, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/01/2024	1,090,909	1,093,407
Peak 10 Holding Corporation, Senior Secured Second Lien Term Loan, 3M US L + 7.25%, 08/01/2025	1,157,143	1,166,302
Tierpoint LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 05/06/2024	997,500	1,003,315
Vertiv Group Corporation, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	3,526,935	3,559,260
Windstream Services LLC, Senior Secured First Lien New Tranche B-6 Term Loan, 1M US L + 4.00%, 03/29/2021	2,553,966	2,292,184
		18,924,693

Transportation Cargo - 0.26%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 02/03/2024	686,803	688,520

	Principal
	Amount	Value

Transportation Consumer - 3.01%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 1M US L + 4.00%, 04/28/2022	$1,475,305	$1,476,043
Air Medical Group Holdings Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.25%, 09/26/2024(b)	3,000,000	3,002,820
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 04/07/2021	3,578,715	3,591,580
		8,070,443

Utilities Electric - 5.41%
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 1M US L + 4.75%, 12/31/2020	1,601,723	1,035,113
Eastern Power LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	1,015,769	1,022,479
Exgen Texas Power LLC, Senior Secured First Lien Term Loan Non-PIK, 3M US L + 4.75%, 09/20/2021	2,236,708	1,230,190
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 3M US L + 7.25%, 12/19/2022	1,826,276	1,833,125
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 3M US L + 5.50%, 11/13/2021(c)	500,000	475,000
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 6.50%, 08/21/2020	3,415,002	3,054,310
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 5.75%, 12/18/2020	1,439,230	1,345,680
Pike Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 09/20/2024	1,029,309	1,043,786
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 11/09/2020	2,336,984	1,914,866
Southeast PowerGen LLC, Senior Secured First Lien Advance Term B Loan, 3M US L + 3.50%, 12/02/2021	1,672,033	1,563,351
		14,517,900

Wholesale - 0.81%
Staples Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/15/2024	2,192,308	2,185,062

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $409,283,233)		400,828,198

CORPORATE BONDS - 7.59%
Banking, Finance, Insurance and Real Estate - 0.26%
AssuredPartners Inc, Senior Unsecured Bond, 7.000%, 08/15/2025(e)	682,000	699,903

Beverage, Food and Tobacco - 0.36%
PF Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(e)	1,000,000	982,500

Construction and Building - 1.59%
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(e)	1,950,000	2,096,250
Great Lakes Dredge & Dock Corp, Senior Unsecured Bond, Series WI, 8.000%, 05/15/2022	2,080,000	2,168,400
		4,264,650

Containers, Packaging and Glass - 0.67%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(f)	600,000	642,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(e)	955,000	945,450
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(e)	190,000	202,706
		1,790,156

Energy, Oil and Gas - 0.37%
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020(f)	1,000,000	1,000,000

Environmental Industries - 0.17%
GFL Environmental Inc, Senior Unsecured Bond, 9.875%, 02/01/2021(e)	431,000	461,601

Healthcare and Pharmaceuticals - 1.68%
Avantor, Inc, Senior Unsecured Bond, 9.000%, 10/01/2025(e)	2,000,000	2,047,500
Endo Finance Co (Endo Luxembourg Finance Co. I S.a.r.l), Senior Unsecured Bond, 5.875%, 10/15/2024(e)	254,000	267,335
InVentiv Group Holdings Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(e)	210,000	234,150

	Principal
	Amount	Value

Healthcare and Pharmaceuticals (continued)
Tenet Healthcare Corp, Senior Unsecured Bond, 7.000%, 08/01/2025(e)	$1,143,000	$1,077,277
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(e)	520,000	549,900
7.000%, 03/15/2024(e)	323,000	344,803
		4,520,965

High Tech Industries - 0.96%
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(e)(f)	1,000,000	1,001,250
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	750,000	781,402
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(e)	830,000	793,688
		2,576,340

Hotels, Gaming and Leisure - 0.51%
Scientific Games Corporation, Senior Secured Bond, 7.000%, 01/01/2022(e)	1,280,000	1,361,600

Media Advertising, Printing and Publishing - 0.10%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(e)	270,000	267,300

Retail - 0.13%
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(e)	1,800,000	342,000

Services - Business - 0.55%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(e)	1,500,000	1,473,750

Telecommunications - 0.24%
Avaya Inc, Senior Secured Bond, 7.000%, 04/01/2019(d)(e)	757,000	643,450

TOTAL CORPORATE BONDS
(Cost $20,928,643)		20,384,215

	Shares

COMMON STOCK - 0.08%
Energy, Oil and Gas - 0.08%
TE Holdings LLC (Templar), Class A(c)(g)	72,786	$218,359

TOTAL COMMON STOCK
(Cost $2,919,283)		218,359

PREFERRED STOCK - 0.17%
Energy, Oil and Gas - 0.17%
TE Holdings LLC (Templar)(c)(g)	48,248	458,358

TOTAL PREFERRED STOCK
(Cost $482,483)		458,358

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,
expires 9/2/2018 at $0.01(g)	3,438	20,903

TOTAL WARRANTS
(Cost $–)		20,903

Total Investments - 157.15%
(Cost $433,613,642)		$421,910,033

Liabilities in Excess of Other Assets - (7.98)%		(21,430,435)

Leverage Facility - (49.17)%		(132,000,000)

Net Assets - 100.00%		$268,479,598

Amounts above are shown as a percentage of net assets as of September 30, 2017.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of September 30, 2017 was 1.23%
2M US L - 2 Month LIBOR as of September 30, 2017 was 1.27%
3M US L - 3 Month LIBOR as of September 30, 2017 was 1.33%

(a)
Floating or variable rate security.  The reference rate is described above.  The rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)
All or a portion of this position has not settled as of September 30, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.

(c)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $15,792,413, which represented approximately 5.88% of net assets as of September 30, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(f)	Option to convert to pay-in-kind security.
(g)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund was initially scheduled to dissolve on or about May 31, 2020. On November 17, 2017, the Fund’s shareholders approved extending the term of the Fund by two years by changing the Fund’s scheduled dissolution date from May 31, 2020 to May 31, 2022. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times. On March 31, 2017 the Fund announced an extension of the Fund’s reinvestment period. The extension will allow the Fund to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to the Fund’s scheduled dissolution date, which is currently May 31, 2022.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s assets will be invested in senior secured, floating rate loans (“Senior Loans”).

BSL was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BSL is now classified as a diversified company as of April 1, 2014. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BSL may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of September 30, 2017:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Automotive	$–	$9,416,204	$3,150,713	$12,566,917
Banking, Finance, Insurance and Real Estate	–	25,780,321	3,178,323	28,958,644
Beverage, Food and Tobacco	–	15,104,890	667,753	15,772,643
Capital Equipment	–	4,639,824	1,253,370	5,893,194
Chemicals, Plastics and Rubber	–	6,015,638	1,763,253	7,778,891
Construction and Building	–	21,307,796	7,989,233	29,297,029
Consumer Goods Durable	–	9,813,157	1,050,171	10,863,328
Containers, Packaging and Glass	–	5,912,247	871,676	6,783,923
Energy, Oil and Gas	–	11,536,594	101,784	11,638,378
Environmental Industries	–	1,258,287	1,449,536	2,707,823
Healthcare and Pharmaceuticals	–	54,036,457	3,256,415	57,292,872
High Tech Industries	–	66,893,154	2,295,283	69,188,437
Metals and Mining	–	2,440,882	2,503,102	4,943,984
Retail	–	6,933,527	403,366	7,336,893
Services - Business	–	31,736,793	10,397,954	42,134,747
Services - Consumer	–	13,380,228	2,961,035	16,341,263
Telecommunications	–	18,304,573	620,120	18,924,693
Utilities Electric	–	14,042,900	475,000	14,517,900
Other	–	37,886,639	–	37,886,639
Corporate Bonds	–	20,384,215	–	20,384,215
Common Stock
Energy, Oil and Gas	–	–	218,359	218,359
Preferred Stocks
Energy, Oil and Gas	–	–	458,358	458,358
Warrants	–	20,903	–	20,903
Total	$–	$376,845,229	$45,064,804	$421,910,033

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Common Stock	Preferred Stock	Total
Balance as of December 31, 2016	$34,293,394	$-	$-	$34,293,394
Accrued discount/premium	63,362	-	-	63,362
Realized Gain/(Loss)	177,588	-	-	177,588
Change in Unrealized Appreciation/(Depreciation)	(945,986)	-	-	(945,986)
Purchases	19,322,039	-	-	19,322,039
Sales Proceeds	(17,340,691)	-	-	(17,340,691)
Transfer into Level 3	17,607,989	218,359	458,358	18,284,706
Transfer out of Level 3	(8,789,608)	-	-	(8,789,608)
Balance as of September 30, 2017	$44,388,087	$218,359	$458,358	$45,064,804
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2017	$(278,083)	$-	$-	$(278,083)

Information about Level 3 fair value measurements as of September 30, 2017:

Blackstone / GSO Senior Floating Rate Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$44,388,087	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$218,359	Third-party vendor pricing service	Broker quotes	N/A
Preferred Stock	$458,358	Third-party vendor pricing service	Broker quotes	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2017, 86.38% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2017, BSL had invested $54,876,568 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. BSL had no outstanding participations as of September 30, 2017.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015, October 5, 2016, and October 4, 2017, to borrow up to a limit of $142 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.20% on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2017, BSL had borrowings outstanding under its Leverage Facility of $132 million, at an interest rate of 2.04%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2017. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2017, the average borrowings under BSL’s Leverage Facility and the average interest rate were $132,432,234 and 1.81%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2017, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2017, BSL’s leverage represented 32.96% of the Fund’s Managed Assets.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2017